Schedule of maturities (Details) - Oct. 31, 2025	USD ($)	SGD ($)
Debt Disclosure [Abstract]
Long-Term Debt, Maturity, Year One	$ 43,767	$ 56,951
2027	38,085	49,557
Total	81,852	106,508
Current portion	(43,767)	(56,951)
Long-term portion	$ 38,085	$ 49,557